Cash generated from operations	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Cash generated from operations
33. Cash generated from operations

All figures in £ millions	Notes	2021	2020	2019
Profit		160	310	266
Adjustments for:
Income tax		(3)	44	(34)
Depreciation and impairment of property, plant and equipment	10	241	125	123
Amortisation and impairment of acquired intangibles and goodwill	11	50	80	151
Amortisation and impairment of software	11	117	112	115
Net finance costs	6	26	57	43
Share of results of joint ventures and associates	12	(1)	(5)	(54)
Profit on disposal of subsidiaries, associates, investments and fixed assets		(61)	(182)	(9)
Other net gains and losses		2	6	—
Net profit on disposal of right-of-use assets including transfers to investment in finance lease receivable		—	(6)	(4)
Net foreign exchange adjustment from transactions		9	(34)	(21)
Investment income		—	—	(2)
Share-based payment costs	26	28	29	25
Product development assets		(6)	(56)	(55)
Inventories		22	35	(20)
Trade and other receivables		(71)	(1)	59
Trade and other liabilities		37	(26)	(157)
Retirement benefit obligations		6	(1)	5
Provisions for other liabilities and charges		14	(37)	49

Net cash generated from operations		570	450	480

Net cash generated from operations is translated at an exchange rate approximating the rate at the date of cash flow. The difference between this rate and the average rate used to translate profit gives rise to a currency adjustment in the reconciliation between net profit and net cash generated from operations. This adjustment reflects the timing difference between recognition of profit and the related cash receipts or payments.
 In the cash flow statement, proceeds from sale of property, plant and equipment comprise:

All figures in £ millions	2021	2020	2019
Net book amount	4	2	3
Loss on sale of property, plant and equipment	(4)	(2)	(2)

Proceeds from sale of property, plant and equipment	—	—	1

The movements in the Group’s current and
non-current
borrowings are as follows:

All figures in £ millions	2020	New leases/ disposal of leases	Transfer from non-current to current	Financing cash flows	Foreign exchange movements	Fair value and other movements	2021
Financial liabilities
Non-current borrowings	1,458	(36)	(160)	—	3	(20)	1,245
Current borrowings	248	(1)	160	(255)	(4)	9	157

Total	1,706	(37)	—	(255)	(1)	(11)	1,402

All figures in £ millions	2019	New leases/ disposal of leases	Transfer from non-current to current	Financing cash flows	Foreign exchange movements	Fair value and other movements	2020
Financial liabilities
Non-current borrowings	1,567	30	(260)	116	(22)	27	1,458
Current borrowings	79	(6)	260	(92)	5	2	248

Total	1,646	24	—	24	(17)	29	1,706

All figures in £ millions	2018	IFRS 16 Transition	New leases/ disposal of leases	Transfer from non-current to current	Financing cash flows	Foreign exchange movements	Fair value and other movements	2019
Financial liabilities
Non-current borrowings	643	792	61	(88)	230	(80)	9	1,567
Current borrowings	25	89	—	88	(139)	16	—	79

Total	668	881	61	—	91	(64)	9	1,646

Non-current
borrowings include bonds, derivative financial instruments and leases. Current borrowings include loans repayable within one year, derivative financial instruments and leases, but exclude overdrafts classified within cash and cash equivalents.